Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The following table provides information regarding “compensation actually paid” for our principal executive officer, or PEO, and our other NEOs for each of our fiscal years ended December 31, 2024, 2023 and 2022:

Year	Summary Compensation Table Total for Current PEO (Randle)(1)		Compensation Actually Paid To Current PEO (Randle)(1)(2)		Summary Compensation Table Total for Former PEO (Haruki)(1)		Compensation Actually Paid to Former PEO (Haruki)(1)(2)		Average Summary Compensation table total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(3)	Net Income (loss) ($)
2024		$2,933,180		$2,933,180	$	N/A	$	N/A	$383,188	$383,003	$220.68	$(7,391,000)
2023		$601,385		$601,385		$1,775,330		$1,775,330	$394,462	$365,440	$159.54	$(3,080,000)
2022	$	N/A	$	N/A		$1,206,068		$642,721	$312,696	$293,497	$94.58	$1,787,000

(1)	The table below includes the name of each individual serving as our PEO and NEOs during the last three fiscal years:

Fiscal Year	PEO	Non-PEO NEOs
2024	Race A. Randle	Wade K. Kodama
2023	Warren H. Haruki, through March 31, 2023 Race A. Randle, beginning April 1, 2023	Wade K. Kodama Paulus Subrata, through June 20, 2023
2022	Warren H. Haruki	Wade K. Kodama Paulus Subrata

(2)

The dollar amounts reflected in this column represent the “compensation actually paid” to the PEO and the Non-PEO NEOs, respectively, computed in accordance with Item 402(v) of Regulation S-K. The following table reflects the adjustments made to determine the “compensation actually paid” (for the Non-PEO NEOs, all amounts are averages):

PEO Total Compensation Amount	$ 2,933,180	$ 601,385	$ 0
PEO Actually Paid Compensation Amount	$ 2,933,180	601,385	0
Adjustment To PEO Compensation, Footnote
Year	Executive(s)	Summary Compensation Table Total	Deduct Stock Awards Granted in the Fiscal Year	Deduct Option Awards Granted in the Fiscal Year	Add Year- End Fair Value of Outstanding and Unvested Equity Awards Granted In the Fiscal Year	Add Vesting Date Fair Value of Awards Granted and Vested during the Fiscal Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Change in Vesting Date Fair Value of Equity Awards Granted in Prior Years Which Vested in Year	Compensation Actually Paid
2024	Current PEO (Randle)	$2,933,180	$-	$(2,408,000)	$2,408,000	$-	$-	$-	$2,933,180
	Non-PEO NEOs	$383,188	$(147,000)	-	$49,075	$24,537	$69,616	$3,587	$383,003
2023	Current PEO (Randle)	$601,385	$-	-	$-	-	$-	$-	$601,385
	Former PEO (Haruki)	$1,775,330	$(1,341,233)	-	$-	-	$798,372	$542,861	1,775,330
	Non-PEO NEOs	$394,462	$(165,812)	-	$16,017	$53,502	-	$67,271	$365,440
2022	Former PEO (Haruki)	$1,206,068	$(680,000)	-	$176,667	-	$(33,341)	$(26,673)	$642,721
	Non-PEO NEOs	$312,696	$(37,250)	-	$24,833	-	$(3,768)	$(3,014)	$293,497

(3)	Total Shareholder Return, or TSR, is determined based on the value of an initial fixed investment of $100 on December 31, 2021.

Non-PEO NEO Average Total Compensation Amount	$ 383,188	394,462	312,696
Non-PEO NEO Average Compensation Actually Paid Amount	$ 383,003	365,440	293,497
Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid and Cumulative Total Shareholder Return
Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid and Net Income
Total Shareholder Return Amount	$ 220.68	159.54	94.58
Net Income (Loss)	(7,391,000)	(3,080,000)	1,787,000
Former PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	1,775,330	1,206,068
PEO Actually Paid Compensation Amount		1,775,330	642,721
Non-PEO NEO Average Compensation Actually Paid Amount	0
Former PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	176,667
Former PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		798,372	(33,341)
Former PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
Former PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		542,861	(26,673)
Former PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,341,233)	(680,000)
Former PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,408,000	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,408,000)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,075	16,017	24,833
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	69,616	0	(3,768)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,537	53,502	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,587	67,271	(3,014)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(147,000)	(165,812)	(37,250)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0